Common Shares - Narrative (Details) $ / shares in Units, warrant in Millions				1 Months Ended											3 Months Ended	12 Months Ended
	Sep. 01, 2017 shares vessel $ / shares	Jun. 14, 2017 shares	May 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) warrant shares $ / shares	Jun. 30, 2017 shares	May 31, 2017 USD ($) $ / shares shares	Jul. 31, 2016 USD ($) shares	Jul. 31, 2015 USD ($) shares	May 31, 2015 USD ($) $ / shares shares	Nov. 30, 2014 USD ($) shares	Sep. 30, 2014 USD ($) shares $ / shares	May 31, 2014 USD ($) shares	Feb. 28, 2014 USD ($) shares	Oct. 31, 2013 USD ($) shares $ / shares	Jun. 30, 2013 USD ($) shares	Dec. 31, 2017 USD ($) warrant shares $ / shares	Dec. 31, 2016 USD ($) shares $ / shares	Dec. 31, 2015 USD ($) shares	Oct. 31, 2017 $ / shares shares	Jun. 30, 2016 $ / shares shares	Apr. 30, 2013 shares
Disclosure of classes of share capital [line items]
Issuance of shares | $																$ 303,500,000	$ 0	$ 159,747,000
Equity issuance costs | $																	$ 24,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.01												$ 0.01
2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)																					5,000,000
Maximum years grants are exercisable																10 years
Restricted Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)																10,922,799	2,301,115
Weighted average grant date fair value, granted (in USD per share) | $																$ 3.09	$ 4.74
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Remaining shares available for issuance (in shares)				0												0
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)				9,973,799			1,864,615	1,466,944		938,131			2,011,000	3,749,998	4,610,000
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member] | First vesting percentage
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%		33.00%			33.00%	33.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member] | Second vesting percentage
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%		33.00%			33.00%	33.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees [Member] | Third vesting percentage
Disclosure of classes of share capital [line items]
Vested shares percentage							33.00%	33.00%		33.00%			33.00%	33.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)				600,000			150,000	100,000		50,000			145,045	250,000	390,000
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | First vesting percentage
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%									33.00%	50.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Second vesting percentage
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%									33.00%	50.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Third vesting percentage
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%									33.00%		33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees and Directors [Member]
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share) | $										$ 8.57			$ 9.30	$ 9.85	$ 8.69
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)				349,000			286,500	290,500			5,000	213,000
Weighted average grant date fair value, granted (in USD per share) | $											$ 9.13	$ 8.89
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | First vesting percentage
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%			33.00%	33.00%			33.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Second vesting percentage
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%			33.00%	33.00%			33.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Third vesting percentage
Disclosure of classes of share capital [line items]
Vested shares percentage				33.00%			33.00%	33.00%			33.00%	33.00%
Restricted Stock [Member] | 2013 Equity Incentive Plan [Member] | Employees, Directors and SSH Employees [Member]
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share) | $				$ 3.09			$ 4.74	$ 10.32
Common stock [member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)				326,507,544												326,507,544	174,629,755
Common stock, par value (in dollars per share) | $ / shares				$ 0.01												$ 0.01	$ 0.01
Common stock [member] | 2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)									1,755,443		1,088,131			6,376,044			1,348,992		9,501,807	2,301,115
Common stock, par value (in dollars per share) | $ / shares									$ 0.01		$ 0.01			$ 0.01			$ 0.01		$ 0.01	$ 0.01
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Restricted Stock [Member]
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)																1,144,000	795,000	508,500
NPTI [Member]
Disclosure of classes of share capital [line items]
Price per share (in USD per share) | $ / shares				$ 4.02												$ 4.02
NPTI [Member] | Common stock [member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)			50,000,000
Number of instruments or interests issued or issuable	54,999,990
Price per share (in USD per share) | $ / shares			$ 4.00
Issuance of shares | $			$ 188,700,000
NPTI [Member] | Warrant [Member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | warrant				1.5												1.5
Exercise price (in USD per warrant) | $ / shares				$ 0.01												$ 0.01
NPTI Vessel Acquisition [Member] | Common stock [member]
Disclosure of classes of share capital [line items]
Shares issued upon exercise of warrants (in shares)		222,224			222,224
NPTI September Closing [Member] | Common stock [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable	54,999,990
Shares issued upon exercise of warrants (in shares)	1,277,776
NPTI September Closing [Member] | Warrant [Member]
Disclosure of classes of share capital [line items]
Exercise price (in USD per warrant) | $ / shares	$ 0.01
Vessels [member] | NPTI September Closing [Member]
Disclosure of classes of share capital [line items]
Number of vessels acquired | vessel	23
Public Offering [Member] | Common stock [member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)				34,500,000					17,177,123							34,500,000
Price per share (in USD per share) | $ / shares				$ 3.00					$ 9.30							$ 3.00
Issuance of shares | $				$ 99,600,000					$ 152,100,000
Equity issuance costs | $									$ 7,600,000
Public Offering [Member] | Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Common stock [member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)				6,700,000												6,700,000
Public Offering [Member] | NPTI [Member] | Common stock [member]
Disclosure of classes of share capital [line items]
Common stock, shares issued (in shares)						50,000,000
Price per share (in USD per share) | $ / shares						$ 4.00
Issuance of shares | $						$ 188,700,000